Disclosures About Fair Value of Plan Assets (Tables)	12 Months Ended
Jun. 30, 2025
Southern Bank 401(k) Retirement Plan (the Plan)
EBP, Investment, Fair Value and NAV [Line Items]
Recurring Measurements

	June 30, 2025
	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

Company security	$22,874,722	$22,874,722	$—	$—
Mutual funds	44,494,883	44,494,883	—	—
Money market fund	2,163,753	2,163,753	—	—
	$69,533,358	$69,533,358	$—	$—

	June 30, 2024
	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

Company security	$18,529,431	$18,529,431	$—	$—
Mutual funds	36,923,067	36,923,067	—	—
Money market fund	1,488,315	1,488,315	—	—
	$56,940,813	$56,940,813	$—	$—